Debt securities - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	€ (5,839)	€ (6,101)
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	98,864	87,703
Debt securities | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	91,991	83,551
Debt securities | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	(34)	(39)
Debt securities | Government bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	45,400	40,708
Debt securities | Central bank bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	2,489	2,638
Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	27,580	25,082
Debt securities | Covered bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	9,315	8,206
Debt securities | Corporate bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	1,035	991
Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	2,314	2,923
Debt securities | ABS portfolio | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	3,860	3,003
Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	91,957	83,513
Debt securities at fair value through profit or loss | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	5,363	6,258
Debt securities at fair value through profit or loss | Debt securities | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	5,363	6,258
Debt securities at fair value through profit or loss | Debt securities | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Government bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	362	63
Debt securities at fair value through profit or loss | Debt securities | Central bank bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	446	307
Debt securities at fair value through profit or loss | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	1,354	2,343
Debt securities at fair value through profit or loss | Debt securities | Covered bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Corporate bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	799	857
Debt securities at fair value through profit or loss | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	1,645	1,931
Debt securities at fair value through profit or loss | Debt securities | ABS portfolio | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	758	758
Debt securities at fair value through profit or loss | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	5,363	6,258
Debt securities at fair value through other comprehensive income
Disclosure Of Financial Assets [Line Items]
Financial assets	41,116	31,625	€ 30,635
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	38,281	29,095
Debt securities at fair value through other comprehensive income | Debt securities | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	38,293	29,116
Debt securities at fair value through other comprehensive income | Debt securities | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	(13)	(21)
Debt securities at fair value through other comprehensive income | Debt securities | Government bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	20,988	16,016
Debt securities at fair value through other comprehensive income | Debt securities | Central bank bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets
Debt securities at fair value through other comprehensive income | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	11,587	8,529
Debt securities at fair value through other comprehensive income | Debt securities | Covered bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	4,084	2,663
Debt securities at fair value through other comprehensive income | Debt securities | Corporate bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	127	108
Debt securities at fair value through other comprehensive income | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	483	772
Debt securities at fair value through other comprehensive income | Debt securities | ABS portfolio | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	1,025	1,028
Debt securities at fair value through other comprehensive income | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	38,281	29,095
Debt securities at amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	48,313	48,160
Debt securities at amortised cost | Debt securities | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	48,335	48,177
Debt securities at amortised cost | Debt securities | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	(22)	(17)
Debt securities at amortised cost | Debt securities | Government bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	24,050	24,629
Debt securities at amortised cost | Debt securities | Central bank bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	2,043	2,331
Debt securities at amortised cost | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	14,639	14,210
Debt securities at amortised cost | Debt securities | Covered bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	5,231	5,543
Debt securities at amortised cost | Debt securities | Corporate bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	109	26
Debt securities at amortised cost | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	186	220
Debt securities at amortised cost | Debt securities | ABS portfolio | Gross carrying amount
Disclosure Of Financial Assets [Line Items]
Financial assets	2,077	1,217
Debt securities at amortised cost | Debt securities | Debt securities portfolio
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 48,313	€ 48,160